SCHEDULE OF CONSIDERATION TO PURCHASE ISSUED AND OUTSTANDING EQUITY INTEREST (Details) - Action Sale and Purchase Agreement [Member] $ in Thousands	May 05, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration	$ 36,767
Deferred cash consideration	16,935
Total consideration – cash	53,702
First Earn-Out	2,716
Second Earn-Out	3,635
Third Earn-Out
Total estimated earn-out mechanisms	6,351
Total consideration	$ 60,053